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January 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:     Ms. Patsy Mengiste
          Document Control - EDGAR

RE:       RiverSource International Managers Series, Inc.
                 RiverSource International Aggressive Growth Fund
                 RiverSource International Equity Fund
                 RiverSource International Select Value Fund
                 RiverSource International Small Cap Fund
          Post-Effective Amendment No. 15
          File Nos. 333-64010/811-10427
          Accession Number: 0001047469-06-015266

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on Dec. 22, 2006.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.